STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Participant directed investments at fair value:
Total participant-directed investments	$ 96,857,912	$ 79,648,650
Contributions receivable:
Participants	0	329
Employer	0	248
Total contributions receivables	0	577
Notes receivable from participants	3,397,639	3,084,082
Total assets	100,255,551	82,733,309
LIABILITIES - Excess contributions payable	0	1,655
NET ASSETS AVAILABLE FOR BENEFITS	100,255,551	82,731,654
Mutual funds
Participant directed investments at fair value:
Total participant-directed investments	90,800,257	75,712,861
Universal Insurance Holdings Common Stock Fund
Participant directed investments at fair value:
Total participant-directed investments	3,136,990	1,872,371
Self-directed brokerage accounts
Participant directed investments at fair value:
Total participant-directed investments	$ 2,920,665	$ 2,063,418